Survey expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Aircraft Operations
Charter hire reimbursements	$ (622,383)	$ (613,038)	$ (698,211)
Lease payments	433,618	400,847	454,729
Operating expenses	1,320,352	1,459,536	1,347,428
Aircraft operations expense	1,091,587	1,247,345	1,103,946
Survey projects	0	1,363,741	0
Total survey expenses	$ 1,091,587	$ 2,611,086	$ 1,103,946